Payable Pursuant to the Tax Receivable Agreement - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Feb. 06, 2026	Jun. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of amount of tax savings due to equity owners under agreement	85.00%	85.00%
Increase to deferred tax assets (net of valuation allowance)	$ 196,300
Increase to TRA liabilities	207,300
Payable pursuant to the Tax Receivable Agreement	$ 207,286		$ 0
Continuing Equity Owners | Opco LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeemed (in shares)	29,857,596